================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-8920

                          Clarion CMBS Value Fund, Inc.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)


                           230 Park Ave. NY, NY 10169
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                   Dan Heflin

                        Clarion CMBS Value Fund, Inc.

                           230 Park Ave. NY, NY 10169
                           --------------------------

                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (212) 883-2500

                        Date of fiscal year end: 10/31/03

                       Date of reporting period: 10/31/03

                                   ----------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

================================================================================

Item 1.  Reports to Stockholders.

Attached hereto.

-----------------------------------------------
CLARION CMBS VALUE FUND, INC.
-----------------------------------------------   ------------------------------

Officers and Directors

Frank L. Sullivan, Jr.
Chairman of the Board of Directors

Daniel Heflin
President, Chief Executive Officer and Director
                                                      CLARION CMBS
Fredrick D. Arenstein                                 VALUE FUND, INC.
Treasurer and Compliance Officer

Stephen Baines
Vice President

David N. Drinkwater
Vice President and Secretary

Joanne M. Vitale
Vice President

Stephen C. Asheroff
Director

Steven N. Fayne                                   ------------------------------
Director

E. Robert Roskind
Director

I. Trevor Rozowsky
Director

-----------------------------------------------

Investment Adviser
     ING Clarion Capital, LLC
     230 Park Avenue
     New York, NY 10169

-----------------------------------------------

Administrator
     The Bank of New York
     101 Barclay Street
     New York, NY 10286

-----------------------------------------------

Custodian
     The Bank of New York
     100 Church Street                                Annual Report
     New York, NY 10286                               October 31, 2003

-----------------------------------------------

                          CLARION CMBS VALUE FUND, INC
         c/o ING Clarion Capital / 230 Park Avenue / New York, NY 10169
                                Tel 212-883-2500


December 2003

CLARION CMBS VALUE FUND, INC.

Dear Shareholder,

Enclosed is the Annual Report for the Clarion CMBS Value Fund, Inc. (the "Fund"). This report covers the period from November 1, 2002 through October 31, 2003. As of October 31, 2003, the net asset value of the Clarion Value Fund Master, LLC (the "Master Fund"), wherein all assets of the Fund are invested was $341,238,089 which included investments in 83 fixed income securities, with a net investment value of $335,499,687. The Master Fund also has $5,738,402 of other assets (including cash and cash equivalents) net of liabilities.

For the twelve months ending October 31, 2003, the Fund generated a net total return of 6.21% compared to a return of 4.91% for the Lehman Brothers Aggregate Bond Index and 31.46% for the CSFB High Yield Index. Since the inception of the Fund (December 21, 1994), the portfolio generated a net annual return of 10.16% compared to an annual return of an 8.11% annual return for the Lehman Brothers Aggregate Bond Index and 7.97% for the CSFB High Yield Index.

From a credit perspective, the average credit rating of the Master Fund is BBB. Since November 1, 2002, ten securities have been upgraded and there have been no downgrades. For the twelve months ended October 31, 2003, the Fund made monthly distributions to shareholders at an annual rate of 7.17%. Since the inception of the Fund, it has made distributions at an average annual rate of 8.19%.

If you have any questions regarding the Fund, please call me or David Drinkwater at 212-883-2568.


Daniel Heflin
President

                          CLARION CMBS VALUE FUND, INC.
                             PERFORMANCE INFORMATION

  Growth in value of a $10,000 Investment in the Clarion CMBS Value Fund, the Lehman Brothers Aggregate Bond Index and the CSFB High Yield Index

DATA
----

 Date           cumulative return                  Value of $10,000
-----------------------------------------------------------------------------
           Fund   LB Int Agg  CSFB Global     Fund    LB Int Agg  CSFB Global
12/31/94                                    $ 10,000  $   10,000  $    10,000
01/31/95    1.71%       1.98%        1.05%  $ 10,171  $   10,198  $    10,105
02/28/95    4.21%       4.40%        3.54%  $ 10,421  $   10,440  $    10,354
03/31/95    5.12%       5.04%        4.71%  $ 10,512  $   10,504  $    10,471
04/30/95    6.55%       6.51%        7.03%  $ 10,655  $   10,651  $    10,703
05/31/95   10.96%      10.63%       10.05%  $ 11,096  $   11,063  $    11,005
06/30/95   11.99%      11.44%       10.77%  $ 11,199  $   11,144  $    11,077
07/31/95   11.47%      11.20%       12.49%  $ 11,147  $   11,120  $    11,249
08/31/95   12.62%      12.54%       12.81%  $ 11,262  $   11,254  $    11,281
09/30/95   13.89%      13.63%       14.10%  $ 11,389  $   11,363  $    11,410
10/31/95   15.69%      15.11%       15.37%  $ 11,569  $   11,511  $    11,537
11/30/95   17.72%      16.83%       15.91%  $ 11,772  $   11,683  $    11,591
12/31/95   19.68%      18.47%       17.38%  $ 11,968  $   11,847  $    11,738
01/31/96   20.69%      19.26%       19.62%  $ 12,069  $   11,926  $    11,962
02/29/96   19.00%      17.19%       20.25%  $ 11,900  $   11,719  $    12,025
03/31/96   18.54%      16.37%       19.92%  $ 11,854  $   11,637  $    11,992
04/30/96   18.31%      15.72%       20.57%  $ 11,831  $   11,572  $    12,057
05/31/96   18.77%      15.48%       21.55%  $ 11,877  $   11,548  $    12,155
06/30/96   19.94%      17.03%       21.82%  $ 11,994  $   11,703  $    12,182
07/31/96   20.52%      17.36%       22.91%  $ 12,052  $   11,736  $    12,291
08/31/96   22.30%      17.16%       24.25%  $ 12,230  $   11,716  $    12,425
09/30/96   23.85%      19.20%       26.39%  $ 12,385  $   11,920  $    12,639
10/31/96   27.54%      21.84%       27.45%  $ 12,754  $   12,184  $    12,745
11/30/96   30.85%      23.93%       29.44%  $ 13,085  $   12,393  $    12,944
12/31/96   30.58%      22.78%       31.96%  $ 13,058  $   12,278  $    13,196
01/31/97   30.84%      23.15%       32.93%  $ 13,084  $   12,315  $    13,293
02/28/97   33.06%      23.46%       35.43%  $ 13,306  $   12,346  $    13,543
03/31/97   32.76%      22.09%       33.91%  $ 13,276  $   12,209  $    13,391
04/30/97   36.18%      23.92%       35.10%  $ 13,618  $   12,392  $    13,510
05/31/97   38.34%      25.09%       37.82%  $ 13,834  $   12,509  $    13,782
06/30/97   41.43%      26.57%       39.69%  $ 14,143  $   12,657  $    13,969
07/31/97   38.92%      29.99%       42.65%  $ 13,892  $   12,999  $    14,265
08/31/97   38.91%      28.88%       43.42%  $ 13,891  $   12,888  $    14,342
09/30/97   42.58%      30.78%       46.26%  $ 14,258  $   13,078  $    14,626
10/31/97   44.95%      32.68%       46.25%  $ 14,495  $   13,268  $    14,625
11/30/97   44.88%      33.29%       47.29%  $ 14,488  $   13,329  $    14,729
12/31/97   45.00%      34.63%       48.63%  $ 14,500  $   13,463  $    14,863
01/31/98   48.04%      36.36%       51.15%  $ 14,804  $   13,636  $    15,115
02/28/98   48.14%      36.25%       52.33%  $ 14,814  $   13,625  $    15,233
03/31/98   49.42%      36.72%       53.09%  $ 14,942  $   13,672  $    15,309
04/30/98   48.69%      37.44%       54.24%  $ 14,869  $   13,744  $    15,424
05/31/98   50.22%      38.74%       54.70%  $ 15,022  $   13,874  $    15,470
06/30/98   51.54%      39.92%       55.03%  $ 15,154  $   13,992  $    15,503
07/31/98   51.70%      40.21%       56.11%  $ 15,170  $   14,021  $    15,611
08/31/98   52.76%      42.50%       45.51%  $ 15,276  $   14,250  $    14,551
09/30/98   54.12%      45.83%       45.50%  $ 15,412  $   14,583  $    14,550
10/31/98   47.19%      45.06%       42.60%  $ 14,719  $   14,506  $    14,260
11/30/98   45.19%      45.88%       49.83%  $ 14,519  $   14,588  $    14,983
12/31/98   46.82%      46.32%       49.49%  $ 14,682  $   14,632  $    14,949
01/31/99   48.07%      47.37%       50.89%  $ 14,807  $   14,737  $    15,089
02/28/99   46.42%      44.79%       50.58%  $ 14,642  $   14,479  $    15,058
03/31/99   47.65%      45.60%       51.95%  $ 14,765  $   14,560  $    15,195
04/30/99   48.66%      46.06%       55.31%  $ 14,866  $   14,606  $    15,531
05/31/99   49.94%      44.78%       53.63%  $ 14,994  $   14,478  $    15,363
06/30/99   49.80%      44.32%       53.71%  $ 14,980  $   14,432  $    15,371
07/31/99   49.72%      43.70%       53.78%  $ 14,972  $   14,370  $    15,378
08/31/99   49.84%      43.63%       52.41%  $ 14,984  $   14,363  $    15,241
09/30/99   51.66%      45.30%       51.24%  $ 15,166  $   14,530  $    15,124
10/31/99   51.75%      45.83%       50.50%  $ 15,175  $   14,583  $    15,050
11/30/99   52.19%      45.82%       52.55%  $ 15,219  $   14,582  $    15,255
12/31/99   53.29%      45.12%       54.39%  $ 15,329  $   14,512  $    15,439
01/31/00   53.18%      44.65%       53.77%  $ 15,318  $   14,465  $    15,377
02/29/00   56.95%      46.39%       54.73%  $ 15,695  $   14,639  $    15,473
03/31/00   60.35%      48.32%       52.41%  $ 16,035  $   14,832  $    15,241
04/30/00   60.21%      47.90%       52.18%  $ 16,021  $   14,790  $    15,218
05/31/00   61.22%      47.83%       49.74%  $ 16,122  $   14,783  $    14,974
06/30/00   64.71%      50.91%       53.10%  $ 16,471  $   15,091  $    15,310
07/31/00   66.56%      52.28%       54.54%  $ 16,656  $   15,228  $    15,454
08/31/00   69.77%      54.48%       55.57%  $ 16,977  $   15,448  $    15,557
09/30/00   71.29%      55.45%       54.14%  $ 17,129  $   15,545  $    15,414
10/31/00   73.13%      56.48%       49.35%  $ 17,313  $   15,648  $    14,935
11/30/00   76.76%      59.04%       43.46%  $ 17,676  $   15,904  $    14,346
12/31/00   77.08%      61.99%       46.35%  $ 17,708  $   16,199  $    14,635
01/31/01   79.54%      64.64%       55.12%  $ 17,954  $   16,464  $    15,512
02/28/01   81.92%      66.07%       56.69%  $ 18,192  $   16,607  $    15,669
03/31/01   83.12%      66.91%       53.57%  $ 18,312  $   16,691  $    15,357
04/30/01   81.13%      66.22%       51.98%  $ 18,113  $   16,622  $    15,198
05/31/01   82.25%      67.22%       55.02%  $ 18,225  $   16,722  $    15,502
06/30/01   83.67%      67.85%       52.62%  $ 18,367  $   16,785  $    15,262
07/31/01   88.57%      71.60%       54.25%  $ 18,857  $   17,160  $    15,425
08/31/01   91.30%      73.57%       56.41%  $ 19,130  $   17,357  $    15,641
09/30/01   89.22%      75.59%       46.55%  $ 18,922  $   17,559  $    14,655
10/31/01   93.60%      79.27%       49.89%  $ 19,360  $   17,927  $    14,989
11/30/01   90.86%      76.79%       54.74%  $ 19,086  $   17,679  $    15,474
12/31/01   89.77%      75.67%       54.84%  $ 18,977  $   17,567  $    15,484
01/31/02   92.19%      77.09%       56.29%  $ 19,219  $   17,709  $    15,629
02/28/02   96.05%      78.81%       55.18%  $ 19,605  $   17,881  $    15,518
03/31/02   91.94%      75.83%       58.73%  $ 19,194  $   17,583  $    15,873
04/30/02   97.81%      79.24%       61.25%  $ 19,781  $   17,924  $    16,125
05/31/02  100.17%      80.77%       60.69%  $ 20,017  $   18,077  $    16,069
06/28/02  104.64%      82.33%       55.09%  $ 20,464  $   18,233  $    15,509
07/31/02  110.22%      84.53%       50.65%  $ 21,022  $   18,453  $    15,065
08/30/02  116.21%      87.65%       52.60%  $ 21,621  $   18,765  $    15,260
09/30/02  122.39%      90.69%       50.72%  $ 22,239  $   19,069  $    15,072
10/31/02  121.32%      89.82%       49.80%  $ 22,132  $   18,982  $    14,980
11/29/02  118.35%      89.77%       57.72%  $ 21,835  $   18,977  $    15,772
12/31/02  123.10%      93.68%       59.64%  $ 22,310  $   19,368  $    15,964
01/31/03  123.10%      93.85%       63.99%  $ 22,310  $   19,385  $    16,399
02/28/03  127.80%      96.53%       66.41%  $ 22,780  $   19,653  $    16,641
03/31/03  127.99%      96.38%       70.67%  $ 22,799  $   19,638  $    17,067
04/30/03  129.70%      98.00%       79.38%  $ 22,970  $   19,800  $    17,938
05/31/03  137.79%     101.69%       81.97%  $ 23,779  $   20,169  $    18,197
06/30/03  137.47%     101.29%       87.29%  $ 23,747  $   20,129  $    18,729
07/31/03  127.18%      94.53%       85.78%  $ 22,718  $   19,453  $    18,578
08/31/03  127.71%      95.82%       87.86%  $ 22,771  $   19,582  $    18,786
09/30/03  135.97%     101.00%       92.99%  $ 23,597  $   20,100  $    19,299
10/31/03  135.07%      99.13%       96.92%  $ 23,507  $   19,913  $    19,692
11/30/03  136.31%      99.60%       99.63%  $ 23,631  $   19,960  $    19,963

The Lehman Brothers Aggregate Bond Index (the "Lehman Index") covers the U.S. investment-grade fixed-rate bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities. All securities must be dollar denominated and non-convertible. The CSFB High Yield Index (the "CSFB Index") is designed to mirror the investable universe of the U.S. domestic, dollar-denominated high yield debt market. The CSFB Index covers issues that are rated BB+ or lower.

Unlike the returns of the Fund, the total returns of the Lehman Index and the CSFB Index do not include the adverse effects of shareholder transactions costs and fund operating expenses.

                                         One Year     Five Years
                                          Ended         Ended      Inception to
                                       October 31,   October 31,   October 31,
                                           2003        2003 (a)      2003 (b)
                                       -----------   -----------   ------------
Clarion CMBS Value Fund, Inc.                 6.21%         9.81%         10.16%
Lehman Brothers Aggregate Bond Index          4.91%         6.54%          8.11%
CSFB High Yield Index                        31.46%         6.66%          7.97%

(a) Average annual total return
(b) Average annual total return from commencement of Fund operations (December 21, 1994)

"Total Return" is calculated assuming reinvestment of all dividends and distributions. Results represent past performance and do not indicate future results. The value of an investment in the Fund and the return on investment will fluctuate and redemption proceeds may be higher or lower than an investor's original cost. The performance information and graph do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares.

Report of Ernst & Young LLP, Independent Auditors


To the Board of Directors and Shareholders of Clarion CMBS Value Fund, Inc.

We have audited the accompanying statement of assets and liabilities of Clarion CMBS Value Fund, Inc. (the "Fund") as of October 31, 2003, and the related statements of operations, changes in net assets and cash flows, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended October 31, 2002, and the financial highlights of the Fund for the years ended October 31, 1999 through October 31, 2002 were audited by other auditors whose report expressed an unqualified opinion on those statements.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Clarion CMBS Value Fund, Inc. at October 31, 2003, and the results of its operations, the changes in its net assets and cash flows and the financial highlights for year then ended, in conformity with accounting principles generally accepted in the United States.


                                        /s/  Ernst & Young LLP


New York, New York
December 23, 2003

CLARION CMBS VALUE FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2003

-------------------------------------------------------------------------------
Assets
   Investment in Clarion Value Fund Master LLC, at Value         $  320,284,129
-------------------------------------------------------------------------------
Liabilities
   Accrued Advisory Fee                                                 543,367
   Other Accrued Expenses                                                15,163
-------------------------------------------------------------------------------
      Total Liabilities                                                 558,530
-------------------------------------------------------------------------------
Net Assets                                                       $  319,725,599
===============================================================================
Net Assets Consist of:
   Paid in Capital                                                  303,538,205
   Undistributed Net Investment Income                               13,512,915
   Accumulated Net Realized Gain                                      4,825,157
   Unrealized Depreciation                                           (2,150,678)
-------------------------------------------------------------------------------
Net Assets                                                       $  319,725,599
===============================================================================
Net Assets                                                       $  319,725,599
Common Stock
   Shares Issued and Outstanding, ($0.01 par value)
    (Authorized 250,000,000)                                         34,437,304
   Net Asset Value Per Share                                     $         9.28
-------------------------------------------------------------------------------


                        See Notes to Financial Statements

CLARION CMBS VALUE FUND, INC.
STATEMENT OF OPERATIONS
For the Year Ended October 31, 2003


-------------------------------------------------------------------------------
Investment Income
   Interest Income Allocated from the Master Fund                $   30,113,523
   Expenses Allocated from the Master Fund                             (378,898)
-------------------------------------------------------------------------------
      Total Investment Income                                        29,734,625
-------------------------------------------------------------------------------
Expenses
   Advisory Fees                                                      2,085,723
   Transfer Agent Fees                                                   15,036
   Directors' Fees                                                       13,097
   Administrative Fees                                                    9,056
   Audit Fees                                                             4,076
   Miscellaneous Fees                                                     1,410
-------------------------------------------------------------------------------
      Total Expenses                                                  2,128,398
-------------------------------------------------------------------------------
Net Investment Income                                                27,606,227
-------------------------------------------------------------------------------
Net Realized Gain on Investments Allocated
 from the Master Fund                                                 4,825,157
Net Change in Unrealized Depreciation on
 Investments Allocated from the Master Fund                         (12,540,204)
-------------------------------------------------------------------------------
Net Loss on Investments                                              (7,715,047)
-------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations             $   19,891,180
===============================================================================


                       See Notes to Financial Statements.

CLARION CMBS VALUE FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

                                                    Year Ended     Year Ended
                                                    October 31,    October 31,
                                                       2003           2002
-------------------------------------------------------------------------------
Increase (Decrease) in Net Assets from Operations
   Net Investment Income                           $  27,606,227  $  19,995,923
   Net Realized Gain                                   4,825,157      1,374,333
   Net Change in Unrealized Appreciation
    (Depreciation)                                   (12,540,204)    12,722,507
-------------------------------------------------------------------------------
      Net Increase in Net Assets Resulting
       from Operations                                19,891,180     34,092,763
-------------------------------------------------------------------------------
Distributions from:
   Net Investment Income                             (22,728,553)   (16,963,169)
   Capital Gains                                        (206,900)            --
-------------------------------------------------------------------------------
      Total Distributions                            (22,935,453)   (16,963,169)
-------------------------------------------------------------------------------
Capital Share Transactions:
Issued                                                 3,988,970    171,885,000
- In Lieu of Cash Distributions                       11,254,857      5,933,178
Redeemed                                             (30,578,970)       (12,743)
-------------------------------------------------------------------------------
      Net Increase (Decrease) from Capital
       Share Transactions                            (15,335,143)   177,805,435
-------------------------------------------------------------------------------
   Total Increase (Decrease)                         (18,379,416)   194,935,029
Net Assets:
   Beginning of Year                                 338,105,015    143,169,986
-------------------------------------------------------------------------------
   End of Year                                     $ 319,725,599  $ 338,105,015
===============================================================================
Shares Issued and Redeemed:
Shares Issued                                            424,011     19,221,153
- In Lieu of Cash Distributions                        1,205,018        665,988
Shares Redeemed                                       (3,292,551)        (1,486)
-------------------------------------------------------------------------------
                                                      (1,663,522)    19,885,655
===============================================================================


                        See Notes to Financial Statements

CLARION CMBS VALUE FUND, INC.
STATEMENT OF CASH FLOWS
For the Year Ended October 31, 2003


-------------------------------------------------------------------------------
Cash Flows from Operating Activities:
   Net Increase in Net Assets Resulting from Operations          $   19,891,180
   Adjustments to Reconcile Net Increase in Net Assets
    Resulting from Operations
      To Net Cash Provided by Operating Activities:
      Net Investment Income Allocated from the Master Fund          (29,510,553)
      Contributions to the Master Fund                              (17,784,000)
      Withdrawals from the Master Fund                               54,458,145
      Amortization of Premium and Accretion of Discount               4,546,854
      Increase in Accrued Advisory Fee                                  149,034
      Decrease in Accrued Expenses                                       (3,625)
      Net Paydown Gain on Securities                                   (224,072)
      Net Change in Unrealized Depreciation                          12,540,204
      Net Realized Gain on Investments                               (4,825,157)
-------------------------------------------------------------------------------
         Net Cash Provided by Operating Activities                   39,238,010
-------------------------------------------------------------------------------
Cash Flows From Financing Activities:*
   Cash Subscriptions Received                                        3,988,970
   Capital Gain Distributions Paid                                     (206,900)
   Cash Distributions Paid                                          (12,441,110)
   Cash Redemptions Paid                                            (30,578,970)
-------------------------------------------------------------------------------
         Net Cash Used in Financing Activities                      (39,238,010)
-------------------------------------------------------------------------------
Net Decrease in Cash                                                         --
Cash at Beginning of Year                                                    --
-------------------------------------------------------------------------------
Cash at End of Year                                              $           --
===============================================================================

* Non-cash financing transactions not included herein consist of reinvestment of distributions of $11,254,857.


                       See Notes to Financial Statements.

CLARION CMBS VALUE FUND, INC.
FINANCIAL HIGHLIGHTS

Per Share Operating Performance
For a Share Outstanding throughout Each Period

                                                          Year              Year              Year         Year         Year
                                                         Ended             Ended             Ended        Ended        Ended
                                                      October 31,       October 31,       October 31,  October 31,  October 31,
                                                          2003           2002(1)(2)           2001         2000         1999
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                  $      9.37       $      8.83       $      8.55  $      8.14  $      8.58
-------------------------------------------------------------------------------------------------------------------------------
Income From Investment Operations
   Net Investment Income                                     0.77              0.95              0.70         0.69         0.70
   Net Realized and Unrealized Gain (Loss)                  (0.21)             0.25              0.27         0.41        (0.45)
-------------------------------------------------------------------------------------------------------------------------------
      Total Income from Investment  Operations               0.56              1.20              0.97         1.10         0.25
-------------------------------------------------------------------------------------------------------------------------------
Distributions
   Net Investment Income                                    (0.64)            (0.66)            (0.69)       (0.69)       (0.69)
   Capital Gains                                            (0.01)               --                --           --           --
-------------------------------------------------------------------------------------------------------------------------------
      Total Distributions                                   (0.65)            (0.66)            (0.69)       (0.69)       (0.69)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                        $      9.28       $      9.37       $      8.83  $      8.55  $      8.14
-------------------------------------------------------------------------------------------------------------------------------
Total Investment Return
   Net Asset Value (3)(4)                                    6.21%            14.30%            11.82%       14.08%        3.10%
-------------------------------------------------------------------------------------------------------------------------------
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)                 $   319,726       $   338,105       $   107,251  $   103,755  $    99,250
Ratio of Net Expenses to Average Net Assets                  0.76% (5)         0.80% (5)         0.79%        0.80%        0.80%
Ratio of Net Investment Income to Average Net Assets         8.34%             8.69%             8.03%        8.34%        8.40%
Ratio of Voluntary Waived Fees and Expenses
   Assumed by the Adviser to Average Net Assets              0.00%             0.03%             0.00%        0.00%        0.15%
Portfolio Turnover Rate (6)                                    --                45%               63%          45%          29%
-------------------------------------------------------------------------------------------------------------------------------

<F1>
(1) Effective July 1, 2002, the Fund combined its two existing share classes into a single class. Each Fund shareholder received common shares of equal net asset value to their Class A or Class X shares. The financial highlights presented reflect historical financial information for Class X shares . prior to July 1, 2002
<F2>
(2) As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium and discount on debt securities. The effect of this change for the year ended October 31, 2002, was to increase net investment income per share by $0.15 and decrease net realized and unrealized gain per share by $0.15. Consequently, the ratio of net investment income to average net assets was increased from 7.28% to 8.69% on an annualized basis. Per share ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
<F3>
(3) Total investment return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during the period, and assumes dividends and distributions, if any, were reinvested at net asset value.
<F4>
(4) Total return would have been lower had certain fees not been waived during certain periods.
<F5>
(5)  Includes the Fund's share of expenses allocated from the Master Fund.
<F6>
(6) Represents the Fund's portfolio turnover rate for the periods prior to the Fund's reorganization into a Feeder Fund as described in Note A to the Financial Statements. Portfolio turnover rate for the period subsequent to the Fund's reorganization is shown in the Financial Highlights section of Financial Statements for the Clarion Value Fund Master LLC.

                        See Notes to Financial Statements
                                        8

                          CLARION CMBS VALUE FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS

A. Organization: The Clarion CMBS Value Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. Prior to July 8, 1999, the Fund was registered as a closed-end management investment company. The objective of the Fund is to provide high current income by investing primarily in commercial mortgage-backed securities.

The Fund's common stock is not registered under the Securities Act of 1933. Through June 30, 2002 the Fund had two classes of shares, Class A and Class X. Class A Shares were offered on a private placement basis only. Class X Shares were owned by investors who purchased their interests in the Fund at the time the Fund was a closed-end Fund. Class A Shares were first issued on January 2, 2001. Effective July 1, 2002, the Fund combined the two existing share classes into a single class. Each Class A and Class X shareholder received common shares of equal net asset value to their Class A or Class X shares. For purposes of financial reporting, Class X shares have been treated as the accounting survivor.

On July 31, 2002 the Fund reorganized into a "master fund/feeder fund" structure, and Clarion Value Fund Master, LLC (the "Master Fund") was set up as the Master Fund. The existing assets of the Fund, aggregating $250,797,492 as of July 31, 2002, were transferred into the Master Fund. The Fund invests substantially all of its investable assets in the Master Fund, which has the same investment objective as the Fund. As of October 31, 2003 the Fund's proportionate interest in the net assets of the Master Fund was 93.6%. The Master Fund utilizes the services of the Adviser, ING Clarion Capital, LLC, to invest the assets of the Fund, together with the assets of Clarion Fund PLC which is also managed by the Adviser following the same investment strategy described herein.

The performance of the Fund is directly affected by the performance of the Master Fund. The financial statements of the Master Fund, including the Portfolio of Investments, are attached to this report and should be read in conjunction with the Fund's financial statements.

B. Summary of Significant Accounting Policies: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in the preparation of its financial statements. Accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

          1. Security Valuation: The Fund records its investment in the Master Fund at fair value. Valuation of the investments of the Master Fund is further discussed in note B1 to its financial statements which are attached herein.

          2. Investment Income and Expenses: The Fund records its proportionate share of the Master Fund's income, expenses, and realized and unrealized gains and losses on a daily basis. Income and expenses that are directly attributable to the Fund are recorded on the accrual basis as incurred.

          3. Federal Income Taxes: The Fund is a regulated investment company under Subchapter M of the Internal Revenue Code and distributes all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

                          CLARION CMBS VALUE FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (Continued)

B. Summary of Significant Accounting Policies (continued):

          4. Distributions to Shareholders: The Fund distributes substantially all of its net investment income monthly. Any net realized capital gains are distributed annually. All distributions are recorded on the ex-dividend date. Under the Fund's Automatic Dividend Reinvestment Plan, all dividends and capital gain distributions are automatically reinvested in additional shares at net asset value. Shareholders who do not elect to participate in such Plan will receive their dividends and distributions in cash unless the Board of Directors elects to pay such distributions in shares of the Fund's common stock.

               The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

          5. Other: Security transactions are accounted for on the trade date, the date the trade was executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Interest income is recognized on an accrual basis.

C. Advisory Services: Pursuant to an Investment Advisory Agreement between the Fund and the Adviser (the "Advisory Agreement), the Adviser receives an annual advisory fee of 0.63% of the monthly average net assets of the Fund. The Adviser has agreed to waive a portion of its fee such that the total annual operating expenses of the Fund (including management fees) do not exceed 0.80% of the Fund's net asset value. Any out-of-pocket due diligence and other expenses incurred by the Adviser in directly managing the Fund's investments (which may include, but will not be limited to legal, appraisal, environmental and site visit expenses) will not be included as fund operating expenses for purposes of calculating a management fee waiver. For the year ended October 31, 2003, there were no waivers by the Adviser pursuant to this provision. Prior to December 1, 2001 the advisory fee was 0.65% of the Fund's average monthly net assets.

D. Administration and Custodian Services: The Bank of New York serves as the Fund Administrator and Custodian pursuant to separate administration and accounting and custody agreements.

E. Transfer Agent: Unified Fund Services, Inc. serves as the Fund's Transfer Agent pursuant to a mutual fund services agreement.

F. Income Taxes: At October 31, 2003, the components of net assets on a tax basis were as follows:

Net unrealized appreciation             $  8,510,008
                                        ============
Undistributed ordinary income           $  3,184,917
                                        ============
Undistributed long term capital gain    $  4,492,469
                                        ============

Net investment income and net realized and unrealized gain (loss) differ for financial statement and tax purposes primarily due to differing treatments of amortization of premiums and discounts, and gains and losses on paydown of securities.

The tax character of dividends paid during the period was ordinary income.

                          CLARION CMBS VALUE FUND, INC.
                    NOTES TO FINANCIAL STATEMENTS (Continued)

G. Class A Capital Share Transactions and Distributions Paid: Included in the statement of changes under the caption "capital share transactions" for the year ended October 31, 2002 are transactions in Class A shares for the periods prior to the combination referred to in Note A as follows:

                                Period from November 1, 2001
                                      to June 30, 2002
                                ----------------------------
                                   Shares          Amount
                                ----------------------------
Issued                             8,313,326   $  71,885,000
In lieu of cash distributions        392,468       3,389,534
Redeemed                              (1,486)        (12,743)
                                ----------------------------
                                   8,704,308   $  75,261,791
                                ============================

H. Change in Independent Auditors: The Board of Directors engaged Ernst & Young LLP as the Fund's independent auditors for the fiscal year ended October 31, 2003. PricewaterhouseCoopers LLP ceased being the Fund's independent auditor's effective September 8, 2003.

                          CLARION CMBS VALUE FUND, INC.
                         CLARION VALUE FUND MASTER, LLC

                             DIRECTORS AND OFFICERS

The directors and executive officers of Clarion CMBS Value Fund, Inc. and Clarion Value Fund Master, LLC, and their principal occupations during the past five years are:

                             Independent Directors*

--------------------------------------------------------------------------------------------------------------------
                                                                                   Number of
                                                                                 Portfolios in
                                        Term of Office                           Fund Complex
                          Position(s)   and Length of   Principal Occupation(s)  Overseen by    Other Directorships
Name, Address and Age   Held with Fund   Time Served      During Past 5 Years      Director       Held by Director
--------------------------------------------------------------------------------------------------------------------
Stephen C. Asheroff     Director        Until death,    Retired in 1996 as Head        2        Clarion Value Fund
                                        resignation or  of Specialized Lending                  Master, LLC
(age 57)                                removal, 2 yrs  at NatWest Bancorp
                                        of service
--------------------------------------------------------------------------------------------------------------------
E. Robert Roskind       Director        Until death,    Chmn/CEO of Lexington          2        Lexington Corporate
                                        resignation or  Corporate Property                      Property Trust;
(age 58)                                removal, 5 yrs  Trust                                   Clarion Value Fund
                                        of service                                              Master, LLC
--------------------------------------------------------------------------------------------------------------------
Steven N. Fayne         Director        Until death,    Managing Director, GMAC        3        Clarion Value Fund
                                        resignation or  Commercial Mortgage;                    Master, LLC; Clarion
(age 52)                                removal.        Formerly, Managing                      Total Return Fund;
                                        Elected by      Director, ARCS                          Lydian Trust Company
                                        shareholders    Affordable Housing
                                        June 2002.
--------------------------------------------------------------------------------------------------------------------
I. Trevor Rozowsky      Director        Until death,    CFO/CCO Lydian Trust           3        Clarion Value Fund
                                        resignation or  Company; CEO, Lydian                    Master, LLC; Clarion
(age 42)                                removal.        Mortgage Company;                       Total Return Fund
                                        Elected by      Formerly, Senior Vice
                                        shareholders    President, Ocwen
                                        June 2002.      Financial Corporation
--------------------------------------------------------------------------------------------------------------------

<F1>
     * Not "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.

                              Interested Directors*

--------------------------------------------------------------------------------------------------------------------
                                                                                   Number of
                                                                                 Portfolios in
                                        Term of Office                           Fund Complex
                          Position(s)   and Length of   Principal Occupation(s)  Overseen by    Other Directorships
Name, Address and Age   Held with Fund   Time Served      During Past 5 Years      Director       Held by Director
--------------------------------------------------------------------------------------------------------------------

Frank L. Sullivan, Jr.  Chairman of     Until death,    Managing Director,             2        Clarion Value
                        the Board       resignation or  ING Clarion Partners                    Fund Master, LLC
(age 58)                                removal, 5 yrs
                                        of service
--------------------------------------------------------------------------------------------------------------------
Daniel Heflin           President,      Until death,    President, ING                 3        Clarion Value
                        CEO and         resignation or  Clarion Capital                         Fund Master, LLC;
(age 40)                Director        removal, 5 yrs                                          Clarion Total
                                        of service                                              Return Fund

--------------------------------------------------------------------------------------------------------------------

<F1>
     . "Interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.

                          CLARION CMBS VALUE FUND, INC.
                       DIRECTORS AND OFFICERS (continued)

                                    Officers

-------------------------------------------------------------------------------------------
                                       Term of Office
                         Position(s)   and Length of   Principal Occupation(s) During Past
Name, Address and Age  Held with Fund   Time Served                  5 Years
-------------------------------------------------------------------------------------------
Daniel Heflin          President,      Until death,    President and CEO, ING Clarion
                       CEO and         resignation or  Capital
(age 40)               Director        removal; 5 yrs
                                       of service
-------------------------------------------------------------------------------------------
Fredrick D. Arenstein  Treasurer and   Until death,    Vice President and Controller, ING
                       Compliance      resignation or  Clarion Capital; Formerly, Chief
(age 50)               Officer         removal; 3 yrs  Financial Officer, United States
                                       of service      Land Resources
-------------------------------------------------------------------------------------------
Stephen Baines         Vice President  Until death,    Chief Investment Officer, ING
                                       resignation or  Clarion Capital; Formerly, Founding
(age 42)                               removal; since  Partner: James Howard, LP
                                       November 2003
-------------------------------------------------------------------------------------------
David N. Drinkwater    Vice            Until death,    Chief Operating Officer, ING Clarion
                       President,      resignation or  Capital; Formerly, Founding Partner,
(age 38)               Secretary       removal; since  D70 Consulting Group LLC; Partner,
                                       November 2003   Arthur Andersen LLP
-------------------------------------------------------------------------------------------
Joanne M. Vitale       Vice President  Until death,    Director, ING Clarion Partners;
                                       resignation or  Formerly, Senior Vice President, ING
(age 47)                               removal; 5 yrs  Clarion Partners; Vice President ING
                                       of service      Clarion Partners
-------------------------------------------------------------------------------------------

Additional information about the Directors is available in the Fund's Statement of Additional Information dated October 31, 2003, which is available from the Fund at no charge by calling David Drinkwater at (212) 883-2568.

Report of Ernst & Young LLP, Independent Auditors


To the Board of Directors and Shareholders of Clarion Value Fund Master, LLC

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Clarion Value Fund Master, LLC (the "Fund") as of October 31, 2003, and the related statements of operations, changes in net assets and cash flows, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets and the financial highlights of the Fund for the period ended October 31, 2002 were audited by other auditors whose report expressed an unqualified opinion on those statements.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Clarion Value Fund Master, LLC at October 31, 2003, and the results of its operations, the changes in its net assets and cash flows and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States.

                                                               Ernst & Young LLP

New York, New York
December 23, 2003

CLARION VALUE FUND MASTER, LLC
PORTFOLIO OF INVESTMENTS
October 31, 2003

                                                             Face Amount         Value (a)
--------------------------------------------------------------------------------------------
COMMERCIAL MORTGAGE BACKED SECURITIES (91.60%)
--------------------------------------------------------------------------------------------
Bank of America First Union National Bank,
 2001-3 Class K 6.250%, 10/11/11 (b)                        $  12,300,000      $  10,940,752
Bear Stearns Commercial Mortgage Securities, Inc.,
 2002-PBW1 Class H 6.000%, 9/11/12 (b)                          3,099,999          2,715,162
CBM Funding Corp.,
 1996-1 Class D 8.645%, 2/01/08                                   960,000          1,061,175
Chase Commercial Mortgage Securities Corp.,
 1997-1 Class F 7.370%, 10/19/11 (b)                            1,250,000          1,215,625
Chase Commercial Mortgage Securities Corp.,
 1997-2 Class F 6.600%, 8/19/12 (b)                             7,800,000          7,280,809
Chase Commercial Mortgage Securities Corp.,
 1998-2 Class E 6.390%, 11/18/08                                5,022,043          5,252,349
Chase Commercial Mortgage Securities Corp.,
 1998-2 Class F 6.390%, 7/18/13 (b)                             7,000,000          6,491,135
CS First Boston Mortgage Securities Corp.,
 1995-WF1 Class E 8.376%, 7/21/05 (b)                             614,724            613,355
CS First Boston Mortgage Securities Corp.,
 2001-CK6 Class J 6.080%, 11/15/11 (b)                          2,700,000          2,315,882
CS First Boston Mortgage Securities Corp.,
 2001-CK6 Class K 6.080%, 11/15/11 (b)                          3,325,000          2,768,192
CS First Boston Mortgage Securities Corp.,
 2002-CKP1 Class KZ 6.294%, 3/15/12 (b)                         2,350,000          1,635,360
CS First Boston Mortgage Securities Corp.,
 2002-CP3 Class H 6.000%, 7/15/12 (b)                          11,196,000          9,435,686
CS First Boston Mortgage Securities Corp.,
 2002-CP3 Class J 6.000%, 7/15/12 (b)                           8,000,000          6,657,496
CS First Boston Mortgage Securities Corp.,
 2002-CP3 Class N 6.000%, 7/15/12 (b) (c)                       4,478,000          1,357,394
CS First Boston Mortgage Securities Corp.,
 2002-CP3 Class O 6.000%, 7/15/17 (b) (c)                      15,675,612          2,009,660
CS First Boston Mortgage Securities Corp.,
 2003-C3 Class AX 0.117%, 3/15/23 (b)                          26,521,139 (e)        957,254
CS First Boston Mortgage Securities Corp.,
 2003-C3 Class J 4.231%, 5/15/13 (b)                            2,000,000          1,460,782
CS First Boston Mortgage Securities Corp.,
 2003-CPN1 Class AX 0.117%, 1/15/18 (b)                       109,389,699 (e)      3,738,940
CS First Boston Mortgage Securities Corp.
 & DLJ Mortgage Acceptance Corp.,
 REMIC 1995-T1 Class E 8.370%, 1/25/05 (b)                     10,336,867         10,151,527
CS First Boston Mortgage Securities Corp.
 & DLJ Mortgage Acceptance Corp.,
 REMIC 1995-T1 Class F 8.370%, 1/25/05 (b) (c)                  9,139,184          5,411,750
Commercial Mortgage Acceptance Corp.,
 1998-C2 Class D 6.921%, 11/15/09                               4,000,000          4,398,592
Commercial Mortgage Acceptance Corp.,
 1998-C2 Class E 7.261%, 6/15/10                                3,369,000          3,633,254
Commercial Mortgage Acceptance Corp.,
 1998-C2 Class F 5.440%, 5/15/13 (b)                           12,050,000          9,992,559
Commercial Mortgage Pass-Through Certificates,
 1999-1 Class E 7.233%, 10/15/08                                8,000,000          8,729,064

CLARION VALUE FUND MASTER, LLC
PORTFOLIO OF INVESTMENTS
October 31, 2003

                                                             Face Amount         Value (a)
--------------------------------------------------------------------------------------------
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
--------------------------------------------------------------------------------------------
DLJ Commercial Mortgage Corp.,
 1998-CF1 Class B3 7.600%, 6/15/10 (b)                      $  10,000,000      $   9,535,550
DLJ Commercial Mortgage Corp.,
 1998-CF1 Class B4 7.600%, 1/15/13 (b)                          2,100,000          1,843,653
DLJ Commercial Mortgage Corp.,
 1998-CF1 Class B6 6.410%, 11/15/17 (b)                        12,500,000          3,280,275
DLJ Commercial Mortgage Corp.,
 1999-CG1 Class B4 5.750%, 2/10/09 (b)                          8,200,000          7,330,669
DLJ Mortgage Acceptance Corp.,
 1996-CF2 Class B2 7.830%, 10/12/06 (b)                         3,500,000          3,856,016
First Union - Lehman Brothers Commercial Mortgage Corp.,
 1997-C2 Class F 7.500%, 9/18/15                                2,600,000          2,290,132
First Union National Bank Commercial Mortgage Corp.,
 2001-C3 Class H 7.660%, 7/15/11 (b)                            6,000,000          6,442,500
First Union National Bank Commercial Mortgage Corp.,
 2001-C3 Class J 6.155%, 8/15/11 (b)                            1,480,000          1,285,229
GE Capital Commercial Mortgage Corp.,
 2002-3A Class X1 0.199%, 10/10/19 (b)                        151,823,566 (e)      5,035,077
GE Capital Commercial Mortgage Corp.,
 2003-C1 Class X1 0.197%, 11/10/14 (b)                         40,788,382 (e)      1,002,171
J.P. Morgan Chase Commercial Mortgage Securities Corp.,
 2001-C1 Class H 5.626%, 12/12/11 (b)                           4,469,750          3,767,159
J.P. Morgan Chase Commercial Mortgage Securities Corp.,
 2001-CIB3 Class G 6.150%, 1/15/12 (b)                          4,954,500          4,250,614
J.P. Morgan Chase Commercial Mortgage Securities Corp.,
 2002-C3 Class H 5.056%, 1/12/13 (b)                            9,507,000          7,475,620
J.P. Morgan Chase Commercial Mortgage Securities Corp.,
 2002-C3 Class J 5.056%, 1/12/13 (b)                            7,219,000          5,594,443
J.P. Morgan Chase Commercial Mortgage Securities Corp.,
 2002-C3 Class N 5.056%, 1/12/13 (b)                            4,658,000          1,219,269
J.P. Morgan Chase Commercial Mortgage Securities Corp.,
 2002-C3 Class NR 5.056%, 12/12/22 (b)                         16,770,351          1,868,972
J.P. Morgan Chase Commercial Mortgage Securities Corp.,
 2003-C1 Class X1 0.307%, 1/12/23 (b)                         119,234,455 (e)      4,080,084
J.P. Morgan Chase Commercial Mortgage Securities Corp.,
 2003-ML1A Class X1 0.278%, 1/12/23 (b)                       123,586,327 (e)      4,142,119
J.P. Morgan Commercial Mortgage Finance Corp.,
 1996-C3 Class E 8.156%, 3/25/06                                  635,000            693,217
LB UBS Commercial Mortgage Trust,
 2000-C3 Class H 7.585%, 2/15/10 (b)                            6,091,000          5,879,715
LB UBS Commercial Mortgage Trust,
 2002-C1 Class H 6.950%, 3/15/12 (b)                            1,571,500          1,721,468
LB UBS Commercial Mortgage Trust,
 2002-C4 Class XCL 0.506%, 10/15/19 (b)                        49,040,554 (e)      2,107,224

CLARION VALUE FUND MASTER, LLC
PORTFOLIO OF INVESTMENTS
October 31, 2003

                                                             Face Amount         Value (a)
--------------------------------------------------------------------------------------------
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
--------------------------------------------------------------------------------------------
LB UBS Commercial Mortgage Trust,
 2003-C1 Class XCL 0.222%, 8/15/21 (b)                      $ 246,137,509 (e)  $   7,528,362
LB UBS Commercial Mortgage Trust,
 2003-C7 Class L 5.073%, 8/15/13 (b)                            7,052,000          5,638,843
LB UBS Commercial Mortgage Trust,
 2003-C7 Class M 5.073%, 8/15/13 (b)                            7,235,000          5,583,669
Merrill Lynch Mortgage Investors, Inc.,
 1995-C2 Class D 7.688%, 8/15/11                                  492,748            516,288
Merrill Lynch Mortgage Investors, Inc.,
 1996-C1 Class D 7.420%, 3/25/06                                3,250,000          3,484,738
Merrill Lynch Mortgage Investors, Inc.,
 1997-C2 Class F 6.250%, 9/10/16 (b)                            6,000,000          4,827,654
Merrill Lynch Mortgage Investors, Inc.,
 1998-C1 Class A3 6.720%, 5/15/16                               5,000,000          5,348,240
Morgan Stanley Capital I,
 1998-HF1 Class E 7.538%, 2/15/08                               7,275,000          7,973,800
Mortgage Capital Funding, Inc.,
 1996-MC2 Class F 5.750%, 12/21/26                              8,000,000          7,400,312
Mortgage Capital Funding, Inc.,
 1997-MC1 Class E 7.915%, 5/20/07                               4,670,833          4,902,002
Mortgage Capital Funding, Inc.,
 1997-MC2 Class F 7.214%, 11/20/07 (b)                         12,000,000         11,910,000
Mortgage Capital Funding, Inc.,
 1998-MC1 Class H 7.060%, 2/18/08 (b)                           3,250,000          3,223,340
Mortgage Capital Funding, Inc.,
 1998-MC1 Class J 6.000%, 2/18/08 (b)                           3,944,000          3,644,500
Mortgage Capital Funding, Inc.,
 1998-MC1 Class K 6.000%, 2/18/08 (b)                           4,544,000          4,049,486
Nationslink Funding Corp.,
 1998-1 Class F 7.050%, 2/20/08 (b)                             5,000,000          4,978,515
Salomon Brothers Mortgage Securities VII,
 2002-KEY2 Class X1 1.328%, 9/18/18 (b)                        47,060,546 (e)      3,198,658
Southern Pacific Thrift and Loan Association,
 1996-C1 Class F 5.777%, 4/25/28 (b)                            6,578,000          6,552,050
Wachovia Bank Commercial Mortgage Trust,
 2002-C2 Class IO1 0.123%, 10/15/22 (b)                        91,637,662 (e)      3,443,560
Wachovia Bank Commercial Mortgage Trust,
 2003-C3 Class IO1 0.081%, 1/15/21 (b)                        150,511,601 (e)      4,139,069
Wachovia Bank Commercial Mortgage Trust,
 2003-C4 Class J 4.932%, 4/15/13 (b)                            8,065,000          6,255,416
Wachovia Bank Commercial Mortgage Trust,
 2003-C4 Class K 4.932%, 4/15/13 (b)                            8,918,000          6,703,830
Wachovia Bank Commercial Mortgage Trust,
 2003-C7 Class J 5.358%, 10/15/13 (b)                           5,189,000          4,161,941
Wachovia Bank Commercial Mortgage Trust,
 2003-C7 Class K 5.382%, 6/15/13 (b)                            2,827,000          2,181,650

CLARION VALUE FUND MASTER, LLC
PORTFOLIO OF INVESTMENTS
October 31, 2003

                                                             Face Amount         Value (a)
--------------------------------------------------------------------------------------------
COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
--------------------------------------------------------------------------------------------
   Total Commercial Mortgage Backed Securities
      (Cost $315,175,348)                                                        312,570,853
--------------------------------------------------------------------------------------------
UNITED STATES GOVERNMENT AGENCIES & OBLIGATIONS (4.27)%
--------------------------------------------------------------------------------------------
Government National Mortgage Association,
   2003-38 Class Z 5.368%, 2/16/42                          $   2,045,218      $   1,771,750
Government National Mortgage Association,
   2003-72 Class Z 5.125%, 11/16/42                             1,512,839          1,245,196
Government National Mortgage Association,
   2003-78 Class Z 5.517%, 3/16/43                              1,833,311          1,677,694
Government National Mortgage Association,
   2003-88 Class Z 5.487%, 2/16/43                              1,500,000          1,313,730
United States Treasury Bond
   7.625%, 2/15/25                                              2,000,000          2,624,062
United States Treasury Note
   5.750%, 8/15/10                                              5,300,000          5,930,202
--------------------------------------------------------------------------------------------
   Total United States Government Agencies & Obligations
      (Cost $15,033,965)                                                          14,562,634
--------------------------------------------------------------------------------------------
CORPORATE BONDS (2.45)%
--------------------------------------------------------------------------------------------
Extended Stay America,
   9.875%, 6/15/11                                                500,000            549,375
Florida Panthers
   9.875%, 4/15/09                                                600,000            642,000
Food Lion, Inc.,
   8.05%, 4/15/27                                               1,000,000          1,006,250
Istar Financial, Inc.,
   8.75%, 8/15/08                                               1,600,000          1,808,000
Michaels Stores, Inc.,
   9.25%, 7/01/09                                               1,030,000          1,135,575
Summit Properties Partnership,
   7.20%, 8/15/07                                                 500,000            525,000
Tanger Properties L.P.,
   7.875%, 10/24/04                                             1,000,000          1,027,500
Vicar Operating, Inc.,
   9.875%, 12/01/09                                             1,500,000          1,672,500
--------------------------------------------------------------------------------------------
   Total Corporate Bonds
      (Cost $8,281,997)                                                            8,366,200
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
TOTAL SECURITIES (98.32)%
      (Cost $338,491,310) (d)                                                    335,499,687
--------------------------------------------------------------------------------------------
OTHER ASSETS, NET OF LIABILITIES (1.68%)                                           5,738,402
--------------------------------------------------------------------------------------------
NET ASSETS (100.00%)                                                           $ 341,238,089
============================================================================================

<F1>
(a)  See Note A to Financial Statements.
<F2>
(b) 144A Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities at October 31, 2003 was $256,887,690 or 75.28% of net assets. See Note A4.
<F3>
(c) Security is deemed illiquid at October 31, 2003 and has been fair valued (See Note 1A).
<F4>
(d) The cost for federal income tax purposes was $338,491,310. At October 31, 2003 net unrealized depreciation for all securities based on tax cost was $2,991,623. This consisted of aggregate gross unrealized appreciation for all securities of $11,989,546 and aggregate gross unrealized depreciation for all securities of $14,981,169.
<F5>
(e)  Represents notional amount of interest-only security.

CLARION VALUE FUND MASTER, LLC
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2003

-------------------------------------------------------------------------------
Assets
   Investments, at Value   (Cost: $338,491,310)                  $  335,499,687
   Cash                                                                 479,790
   Receivable for Securities Sold                                     2,958,698
   Interest Receivable                                                2,396,083
   Other Assets                                                          13,656
-------------------------------------------------------------------------------
   Total Assets                                                     341,347,914
-------------------------------------------------------------------------------
Liabilities
   Accrued Expenses                                                     109,825
-------------------------------------------------------------------------------
   Total Liabilities                                                    109,825
-------------------------------------------------------------------------------
Net Assets                                                       $  341,238,089
===============================================================================


                        See Notes to Financial Statements

CLARION VALUE FUND MASTER, LLC
STATEMENT OF OPERATIONS
For the Year Ended October 31, 2003

-------------------------------------------------------------------------------
Investment Income
   Interest                                                      $   32,035,910
-------------------------------------------------------------------------------
Expenses
   Administrative Fees - Note C                                         130,729
   Legal Fees                                                            67,820
   Audit Fees                                                            74,612
   Insurance Fees                                                        59,226
   Custodian Fees                                                        40,275
   Directors' Fees                                                       10,080
   Other                                                                 20,413
-------------------------------------------------------------------------------
   Total Expenses                                                       403,155
-------------------------------------------------------------------------------
Net Investment Income                                                31,632,755
-------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain on Investments                                      5,131,687
Net Change in Unrealized Depreciation on Investments                (13,322,433)
-------------------------------------------------------------------------------
Net Loss on Investments                                              (8,190,746)
-------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations             $   23,442,009
===============================================================================


                        See Notes to Financial Statements

CLARION VALUE FUND MASTER, LLC
STATEMENTS OF CHANGES IN NET ASSETS

                                                                 For the Period
                                                    For the         August 1,
                                                  Year Ended      2002* through
                                                  October 31,      October 31,
                                                     2003             2002
                                                 -------------   --------------
Increase (Decrease) in Net Assets Resulting
from Operations:
   Net Investment Income                         $  31,632,755   $    6,339,964
   Net Realized Gain on Investments                  5,131,687        2,470,549
   Net Change in Unrealized Appreciation
    (Depreciation)                                 (13,322,433)       6,765,968
-------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from
 Operations                                         23,442,009       15,576,481
-------------------------------------------------------------------------------
Contributions/Withdrawals:
   Contributions                                    17,017,581      346,263,847
   Withdrawals                                     (59,202,154)      (1,859,675)
-------------------------------------------------------------------------------
Net Contributions (Withdrawals)                    (42,184,573)     344,404,172
-------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                  (18,742,564)     359,980,653
-------------------------------------------------------------------------------
Net Assets:
Beginning of Period                                359,980,653               --
-------------------------------------------------------------------------------
End of Period                                    $ 341,238,089   $  359,980,653
===============================================================================

* Commencement of investment operations.


                        See Notes to Financial Statements

CLARION VALUE FUND MASTER, LLC
STATEMENT OF CASH FLOWS
For the Year Ended October 31, 2003

-------------------------------------------------------------------------------
Cash Flows from Operating Activities:
   Net Increase in Net Assets from Operations                    $   23,442,009
   Adjustments to Reconcile Net Increase in
    Net Assets from Operations to Net Cash
    Used in Operating Activities:
      Purchase of Securities                                       (204,566,694)
      Proceeds from Sale of Securities                              220,625,019
      Adjustment to Cost of Interest Only Securities                    538,229
      Net Amortization of Premium and Accretion of Discount          (4,838,887)
      Increase in Securities Sold Receivable                         (2,958,698)
      Decrease in Interest Receivable                                   159,025
      Increase in Other Assets                                          (13,656)
      Decrease in Securities Purchased Payable                       (3,261,593)
      Decrease in Accrued Expenses                                      (12,069)
      Net Paydown Gain on Securities                                   (238,375)
      Net Unrealized Depreciation on Investments                     13,322,433
      Net Realized Gain on Investments                               (5,131,687)
-------------------------------------------------------------------------------
         Net Cash Provided by Operating Activities                   37,065,056
-------------------------------------------------------------------------------
Cash Flows Provided by Financing Activities:
   Contributions                                                     17,017,581
   Withdrawals                                                      (59,202,154)
-------------------------------------------------------------------------------
         Net Cash Used in Financing Activities                      (42,184,573)
-------------------------------------------------------------------------------
Net Decrease in Cash                                                 (5,119,517)
Cash at Beginning of Year                                             5,599,307
-------------------------------------------------------------------------------
Cash at End of Year                                              $      479,790
===============================================================================


                        See Notes to Financial Statements

CLARION VALUE FUND MASTER, LLC
FINANCIAL HIGHLIGHTS

                                                        For the Period
                                                           August 1,
                                                            2002(1)
                                           Year Ended      through
                                          October 31,     October 31,
                                             2003            2002
                                          ----------------------------

Total Investment Return
      Net Asset Value (2)                        6.65%            5.32% (3)
----------------------------------------------------------------------
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)     $   341,238   $      359,981
Ratio of Expenses to Average Net Assets          0.11%            0.25% (4)
Ratio of Net Investment Income to                8.97%            7.69%
   Average Net Assets                                                   (4)
Portfolio Turnover Rate                            57%              25%
----------------------------------------------------------------------

(1)  Commencement of operations.
(2) Total investment return based on net income and reflects the effects of changes in the Fund's net assets adjusted for contributions and withdrawals on the performance of the Fund during the period.
(3)  Not annualized.
(4)  Annualized.

                        See Notes to Financial Statements

                         CLARION VALUE FUND MASTER, LLC
                          NOTES TO FINANCIAL STATEMENTS

A. Organization. Clarion Value Fund Master, LLC (the "Master Fund") was formed on June 20, 2002 and is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company. The primary objective of the Master Fund is to provide high current income by investing primarily in commercial mortgage-backed securities.

The Master Fund operates under a "Master/Feeder Fund" structure and, accordingly, certain of its investors are other investment funds (referred to as "feeder funds') investing all or a substantial portion of their assets in the Master Fund. For federal income tax purposes the Master Fund is treated as a partnership, and each investor in the Master Fund is treated as the owner of its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. Accordingly, as a "pass-through" entity, the Master Fund pays no income dividends or capital gain distributions.

The Master Fund commenced operations August 1, 2002 upon the in-kind contribution by Clarion CMBS Value Fund, Inc. of its net assets of $250,797,492, including unrealized appreciation of $3,729,030.

B. Summary of Significant Accounting Policies: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Master Fund in the preparation of its financial statements. Accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

          1. Security Valuation: Fixed income securities' valuations are based on information with respect to transactions in such securities, quotations from dealers, market transactions in comparable securities and various relationships between security values and yield to maturity. The value of securities for which market quotations are not readily available are determined in good faith at fair value using methods approved by the Board of Directors. These prices may differ from the value that would have been used had a broader market for the securities existed and the differences could be material to the financial statements. Short-term investments that have remaining maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value.

          2. Federal Income Taxes: The Master Fund is treated as a partnership for federal income tax purposes. As such, each investor in the Master Fund is subject to taxation on its share of the Master Fund's ordinary income and capital gains. The Master Fund's assets will be managed so an investor in the Master Fund can satisfy the requirements of Subchapter M of the Internal Revenue Code.

          3. Repurchase Agreements: In connection with transactions involving repurchase agreements, the Master Fund's custodian takes possession of the underlying securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Master Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

          4. Restricted Securities: The Master Fund is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

                    CLARION VALUE FUND MASTER, LLC
               NOTES TO FINANCIAL STATEMENTS (Continued)

B. Summary of Significant Accounting Policies (continued):

          5. Other: Security transactions are accounted for on the trade date, the date the trade was executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Interest income, adjusted for amortization of premium and accretion of discount, is recognized on an accrual basis.

C. Advisory Services: ING Clarion Capital, LLC (the "Adviser") is the investment adviser for the Master Fund. The Adviser receives no asset-based fees from the Master Fund in connection with its services under the Advisory Agreement, but may receive reimbursements for out-of-pocket due diligence expenses. Management fees are, however, charged at the feeder funds' level.

D. Administration Services: The Bank of New York serves as the Master Fund Administrator and Custodian pursuant to separate administration and accounting and custody agreements.

E. Purchases and Sales: For the year ended October 31, 2003 the Master Fund made purchases of $148,779,576 and sales of $161,562,711 of investment securities other than long-term U.S. Government and short-term securities. There were purchases of $46,990,118 and sales of $50,265,308 of long-term U.S. Government securities during the period.

F. Other: At October 31, 2003, Clarion CMBS Value Fund, Inc. and Clarion Fund PLC are the only investors invested in the Master Fund, and own 93.6% and 6.4% of the net assets of the Master Fund, respectively.

G. Change in Independent Auditors: The Board of Directors engaged Ernst & Young LLP as the Fund's independent auditors for the fiscal year ended October 31, 2003. PricewaterhouseCoopers LLP ceased being the Fund's independent auditor's effective September 8, 2003.

Item 2.  Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's President and Treasurer.

Item 3.  Audit Committee Financial Expert.

The registrant's Board of Trustees ("Board") has determined that I. Trevor Rozowsky qualifies as an Audit Committee Financial Expert ("ACFE").

A person who is determined to be an ACFE will not be deemed an "expert" for any purpose, including without limitation for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated or identified as an ACFE pursuant to this Item. The designation or identification of a person as an ACFE pursuant to this Item does not impose on such person any duties, obligations, or liability that are greater than the duties, obligations, and liability imposed on such person as a member of the Audit Committee and Board in the absence of such designation or identification. The designation or identification of a person as an ACFE pursuant to this Item does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board.

Item 4.  Principal Accountant Fees and Services.

Not applicable at this time.

Item 5.  Audit Committee of Listed Registrants

Not applicable at this time.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved]

Item 9.  Controls and Procedures.

(a) The President and Treasurer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

Item 10. Exhibits.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) in the exact form set forth below: Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Clarion CMBS Value Fund, Inc.
            ------------------------------


By    /s/ Dan Heflin
  --------------------------------------
      Dan Heflin, President

Date  January 6, 2004
    ------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By    /s/ Dan Heflin
   -------------------------------------
      Dan Heflin, President

Date  January 6, 2004
    ------------------------------------


By    /s/ Fred Arenstein
   -------------------------------------
      Fred Arenstein, Treasurer

Date  January 6, 2004
    ------------------------------------